Submission	Mar. 18, 2025
Submission [Line Items]
Central Index Key	0001109357
Registrant Name	EXELON CORP
Registration File Number	333-284911
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES